Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets are comprised of the following:

	December 31, 2013	December 31, 2012
Capitalized loan origination fees	82,375	83,236
Prepaid royalty	26,148	26,187
Advance payment to non state pension fund	17,177	15,934
Intangible assets, net	12,860	16,441
Deferred assets from sale and lease back	11,582	13,574
Prepaid bonds	5,310	5,252
Other	3,936	5,212

Total other non-current assets	159,388	165,836